September 26, 2019

Supplement

SUPPLEMENT DATED SEPTEMBER 26, 2019 TO THE PROSPECTUSES OF
Morgan Stanley Insight Fund, dated March 29, 2019
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2019

Effective October 31, 2019, the following is hereby added as the penultimate sentence of the fourth paragraph of the section of each Prospectus entitled "Shareholder Information—Share Class Arrangements":

A conversion feature's availability will subject to the applicable classes being offered on a Financial Intermediary's platform.

Effective October 31, 2019, the following is hereby added after the section of each Prospectus entitled "Shareholder Information—Class L Shares—Distribution Fee":

Conversion Feature. A shareholder holding Class L shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. Please ask your financial advisor if you are eligible for converting your Class L shares to Class I shares pursuant to these conversion features.

Effective October 31, 2019, the first paragraph of the section of each Prospectus entitled "Shareholder Information—Class C Shares—Conversion Feature" is hereby deleted and replaced with the following:

Conversion Feature. A shareholder holding Class C shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class C shares, then the conversion may not occur until after the shareholder has held the shares for a 12 month period, except that, effective May 1, 2017, a CDSC applicable to Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived and Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period. Please ask your financial advisor if you are eligible for converting your Class C shares to Class I shares pursuant to these conversion features.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IFIPRIVPROSPT14 09/19

September 26, 2019

Supplement

SUPPLEMENT DATED SEPTEMBER 26, 2019 TO THE PROSPECTUSES OF

Morgan Stanley European Equity Fund Inc., dated February 28, 2019
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2019
Morgan Stanley Mortgage Securities Trust, dated February 28, 2019

Effective October 31, 2019, the following is hereby added as the penultimate sentence of the sixth paragraph of the section of each Prospectus entitled "Shareholder Information—Share Class Arrangements":

A conversion feature's availability will subject to the applicable classes being offered on a Financial Intermediary's platform.

Effective October 31, 2019, the following is hereby added after the section of each Prospectus entitled "Shareholder Information—Class L Shares—Distribution Fee":

Conversion Feature. A shareholder holding Class L shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. Please ask your financial advisor if you are eligible for converting your Class L shares to Class I shares pursuant to these conversion features.

Effective October 31, 2019, the first paragraph of the section of each Prospectus entitled "Shareholder Information—Class C Shares—Conversion Feature" is hereby deleted and replaced with the following:

Conversion Feature. A shareholder holding Class C shares of the Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class C shares, then the conversion may not occur until after the shareholder has held the shares for a 12 month period, except that, effective May 1, 2017, a CDSC applicable to Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived and Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period. Please ask your financial advisor if you are eligible for converting your Class C shares to Class I shares pursuant to these conversion features.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IFIPRIVPROSPT15 09/19